As filed with the Securities and Exchange Commission on March 3, 2026

1933 Act Registration File No. 333-284792

1940 Act File No. 811-24052

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

WEDBUSH sERIES tRUST

(Exact Name of Registrant as Specified in Charter)

225 S Lake Ave
Pasadena, CA 91101

(Address of Principal Executive Offices) (Zip Code)

(213) 688-4357

(Registrant’s Telephone Number, including Area Code)

Matthew J. Bromberg

Wedbush Series Trust

225 S Lake Ave
Pasadena, CA 91101

(Name and Address of Agent for Service)

Copies to:

Eric Simanek, Esq.

Eversheds Sutherland (US) LLP

700 6th Street, N.W.

Washington, DC 20001

(202) 220-8412

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On April 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 3 (the “Amendment”) relating to Dan IVES Wedbush AI Power & Infrastructure ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 19, 2025.

This Post-Effective Amendment No. 8 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 1, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 3.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 3rd day of March, 2026.

WEDBUSH SERIES TRUST

By:	/s/ Matthew J. Bromberg
Matthew J. Bromberg
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to its Registration Statement has been signed below by the following persons in their capacities as of March 3, 2026.

Signature	Title	Date

/s/ Matthew J. Bromberg	President and Principal Executive Officer	March 3, 2026
Matthew J. Bromberg

/s/ Samantha Kirkman	Treasurer, Principal Financial Officer	March 3, 2026
Samantha Kirkman	and Principal Accounting Officer

Geoff Bland*	Trustee	March 3, 2026
Geoff Bland

John F. De Benedetti*	Trustee	March 3, 2026
John F. De Benedetti

J. Phillip Ferguson*	Trustee	March 3, 2026
J. Phillip Ferguson

Jennifer E. Hoopes*	Trustee	March 3, 2026
Jennifer E. Hoopes

* By:	/s/ Matthew J. Bromberg
Matthew J. Bromberg, Attorney-in-Fact
by Power of Attorney